SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	4 Months Ended	12 Months Ended
	Apr. 22, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basis of presentation
Short-term loan renewals	$ 22,400,000
Additional short-term working capital loans obtained	4,800,000
Average selling price ("ASP") of polysilicon		23	60
Operating loss		(88,517,894)	50,752,147	95,633,534
Cash flow from operations		(10,307,234)	44,857,910	125,623,550
Working capital		(163,799,978)
Cash and cash equivalents		6,679,024	92,697,098	203,635,798	81,414,436
Short-term bank borrowings		51,273,360
Current portion of long-term debt		69,006,400	59,470,875
Concentration of credit risk
Accounts receivable, allowance for doubtful accounts		1,592,467	1,202,940
Accounts receivable		27,822,799	19,081,566
Percentage of revenues from major customers		24.00%	46.00%	26.00%
Restricted cash
Restricted cash		10,649,745	11,600,321
Inventories
Inventory write-down		14,821,620	14,252,701
Property, plant and equipment
Interest expense capitalized		7,245,747	3,429,496	233,640
Prepaid land use rights
Lease Expenses		958,558	166,355	150,853
Impairment of long-lived assets
Long-lived asset impairment		42,754,481	38,512,376
Impairment charges included in loss from discontinued operations			3,844,799
Revenue recognition
Revenue of other products		19,862,424	36,916,531	24,764,173
Shipping and handling
Shipping and handling costs		1,033,808	1,215,110	1,030,695
Government subsidies
Unrestricted cash government subsidies		9,250,296	11,484,768	3,382,819
Government grants related to assets		1,383,487	25,895,226
Government grants recognized as an offset to depreciation expense		764,528	42,047
Deferred government subsidies		26,472,135	25,853,179
Share-based compensation
Share-based compensation		2,249,834	2,206,025	1,614,755
Earnings per share
Share options				92,456
Foreign currency translation
Aggregate amount of cash and cash equivalents and restricted cash denominated in RMB		11,589,702	84,853,361
Selling, general and administrative expenses [Member]
Share-based compensation
Share-based compensation		2,018,817	2,068,115	1,513,137
Research and development expenses [Member]
Share-based compensation
Share-based compensation		175,242	75,508	96,827
Cost of sales [Member]
Share-based compensation
Share-based compensation		55,775	62,402	4,791
Buildings and plant [Member]
Property, plant and equipment
Estimated useful lives		20 years
Machinery and equipment [Member]
Property, plant and equipment
Estimated useful lives		10 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives		3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives		5 years
Motor vehicles [Member]
Property, plant and equipment
Estimated useful lives		6 years
Customer A [Member]
Concentration of credit risk
Accounts receivable		12,529,889	2,655,592
Customer C [Member]
Concentration of credit risk
Accounts receivable		3,568,910	2,549,318
Customer H [Member]
Concentration of credit risk
Accounts receivable			5,947,325
Customer D [Member]
Concentration of credit risk
Accounts receivable		$ 1,842,310	$ 2,823,130